Share-based compensation costs (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based compensation costs [Line Items]
Employees of the controlling company	₩ (276)	₩ 4,670	₩ 1,072
Employees of the subsidiaries	(3,932)	32,634	9,510
Total	(4,208)	37,304	10,582
4th Stock options granted
Share-based compensation costs [Line Items]
Employees of the controlling company			0
Employees of the subsidiaries			(14)
Total			(14)
5th Stock options granted
Share-based compensation costs [Line Items]
Employees of the controlling company		0	0
Employees of the subsidiaries		9	(19)
Total		9	(19)
6th Stock options granted
Share-based compensation costs [Line Items]
Employees of the controlling company	(1)	(3)	(23)
Employees of the subsidiaries	(4)	(15)	(139)
Total	(5)	(18)	(162)
7th Stock options granted
Share-based compensation costs [Line Items]
Employees of the controlling company	(18)	(5)	(59)
Employees of the subsidiaries	(26)	(6)	(86)
Total	(44)	(11)	(145)
Performance shares
Share-based compensation costs [Line Items]
Employees of the controlling company	(257)	4,678	1,154
Employees of the subsidiaries	(3,902)	32,646	9,768
Total	₩ (4,159)	₩ 37,324	₩ 10,922